Tax situation - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	$ 150,065
Tax Assessments, penalties and interest expenses	313,265
Amount of tax debt	463,330
Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	7,530
Tax Assessments, penalties and interest expenses	37,505
Amount of tax debt	45,035
Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	6,058
Tax Assessments, penalties and interest expenses	44,109
Amount of tax debt	50,167
Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,390
Tax Assessments, penalties and interest expenses	19,906
Amount of tax debt	29,296
Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,703
Tax Assessments, penalties and interest expenses	10,160
Amount of tax debt	19,863
Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,953
Tax Assessments, penalties and interest expenses	30,582
Amount of tax debt	39,535
Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	7,317
Tax Assessments, penalties and interest expenses	68,746
Amount of tax debt	76,063
Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,025
Tax Assessments, penalties and interest expenses	31,475
Amount of tax debt	36,500
Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax Assessments, penalties and interest expenses	5,030
Amount of tax debt	5,030
Year 2013 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,138
Tax Assessments, penalties and interest expenses	25,967
Amount of tax debt	34,105
Year 2014 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,060
Tax Assessments, penalties and interest expenses	701
Amount of tax debt	5,761
Year 2015 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	2,936
Tax Assessments, penalties and interest expenses	23,357
Amount of tax debt	26,293
Year 2016 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	61,010
Tax Assessments, penalties and interest expenses	3,306
Amount of tax debt	64,316
Year 2017 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	4,958
Tax Assessments, penalties and interest expenses	3,026
Amount of tax debt	7,984
Year 2018 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	4,590
Tax Assessments, penalties and interest expenses	4,181
Amount of tax debt	8,771
Year 2021 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,046
Tax Assessments, penalties and interest expenses	5,081
Amount of tax debt	14,127
Year 2022 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	90
Tax Assessments, penalties and interest expenses	16
Amount of tax debt	106
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	150,065
Tax Assessments, penalties and interest expenses	313,265
Amount of tax debt	463,330
Sociedad Minera Cerro Verde S.A.A. | Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	7,530
Tax Assessments, penalties and interest expenses	37,505
Amount of tax debt	45,035
Sociedad Minera Cerro Verde S.A.A. | Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	6,058
Tax Assessments, penalties and interest expenses	44,109
Amount of tax debt	50,167
Sociedad Minera Cerro Verde S.A.A. | Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,390
Tax Assessments, penalties and interest expenses	19,906
Amount of tax debt	29,296
Sociedad Minera Cerro Verde S.A.A. | Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,703
Tax Assessments, penalties and interest expenses	10,160
Amount of tax debt	19,863
Sociedad Minera Cerro Verde S.A.A. | Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,953
Tax Assessments, penalties and interest expenses	30,582
Amount of tax debt	39,535
Sociedad Minera Cerro Verde S.A.A. | Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	7,317
Tax Assessments, penalties and interest expenses	68,746
Amount of tax debt	76,063
Sociedad Minera Cerro Verde S.A.A. | Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,025
Tax Assessments, penalties and interest expenses	31,475
Amount of tax debt	36,500
Sociedad Minera Cerro Verde S.A.A. | Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax Assessments, penalties and interest expenses	5,030
Amount of tax debt	5,030
Sociedad Minera Cerro Verde S.A.A. | Year 2013 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,138
Tax Assessments, penalties and interest expenses	25,967
Amount of tax debt	34,105
Sociedad Minera Cerro Verde S.A.A. | Year 2014 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,060
Tax Assessments, penalties and interest expenses	701
Amount of tax debt	5,761
Sociedad Minera Cerro Verde S.A.A. | Year 2015 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	2,936
Tax Assessments, penalties and interest expenses	23,357
Amount of tax debt	26,293
Sociedad Minera Cerro Verde S.A.A. | Year 2016 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	61,010
Tax Assessments, penalties and interest expenses	3,306
Amount of tax debt	64,316
Sociedad Minera Cerro Verde S.A.A. | Year 2017 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	4,958
Tax Assessments, penalties and interest expenses	3,026
Amount of tax debt	7,984
Sociedad Minera Cerro Verde S.A.A. | Year 2018 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	4,590
Tax Assessments, penalties and interest expenses	4,181
Amount of tax debt	8,771
Sociedad Minera Cerro Verde S.A.A. | Year 2019 to Year 2020 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	261
Tax Assessments, penalties and interest expenses	117
Amount of tax debt	378
Sociedad Minera Cerro Verde S.A.A. | Year 2021 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,046
Tax Assessments, penalties and interest expenses	5,081
Amount of tax debt	14,127
Sociedad Minera Cerro Verde S.A.A. | Year 2022 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	90
Tax Assessments, penalties and interest expenses	16
Amount of tax debt	$ 106